Investments - Narrative (Details)	12 Months Ended
	Dec. 31, 2021 USD ($) security	Dec. 31, 2020 USD ($)
Investments, Debt and Equity Securities [Abstract]
Debt securities, available-for-sale, continuous unrealized loss position, 12 months or longer, number of positions | security	0
Other than temporary impairment losses, investments | $	$ 0	$ 0